SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax	$ 853,048	$ 1,051,644	$ 1,229,043
Over provision of current taxation in respect of prior year	(26,782)	(5,508)	(68,478)
Deferred income tax	(340)	(625)	(800)
Income tax provision	$ 825,926	$ 1,045,511	$ 1,159,765